Statement of Additional Information Supplement	November 30, 2020
Putnam Short Duration Bond Fund
Statement of Additional Information dated February 29, 2020

Effective January 1, 2021, the following disclosure replaces similar disclosure in the fifth paragraph under the heading “Initial sales charges for class A, class M and class N shares” in the section Sales Charges and Other Share Class Features – Retail Investors:

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. For all funds, except for purchases of Putnam Short Duration Bond Fund on or after January 1, 2021, these commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter. For purchases of Putnam Short Duration Bond Fund on or after January 1, 2021, these commissions are paid at the rate of 0.75% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

Effective January 1, 2021, the following disclosure replaces similar disclosure under the heading “For Putnam Short Duration Bond Fund and Putnam Short-Term Municipal Income Fund only:” in the section Sales Charges and Other Share Class Features – Retail Investors:

For purchases of Putnam Short Duration Bond Fund prior to January 1, 2021 and Putnam Short-Term Municipal Income Fund only:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 100,000	2.25%	2.00%
100,000 – 249,999	1.25%	1.00%
250,000 and above	NONE	1.00%

For purchases of Putnam Short Duration Bond Fund on or after January 1, 2021 only:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 100,000	2.25%	2.00%
100,000 – 249,999	1.25%	1.00%
250,000 and above	NONE	0.75%

11/20